                                                    --------------------------
                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:      3235-0006
                                                    Expires:    April 30, 2000
                                                    Estimated average
                                                      burden hours
                                                      per response.....  33.99
                                                    --------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [X]; Amendment Number: 2

  This Amendment (Check only one):     [X]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
Address:          1 Lafayette Place
                  Greenwich, CT 06830

13F File Number:  28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
Title:            Vice President of General Partner
Phone:            (203) 861-4600

Signature, Place, and Date of Signing:

     /s/ E.J. BIRD                      Greenwich, CT            August 14, 2000
--------------------------------     ------------------------    ---------------
          [Signature]                     [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 NONE

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:        $512,273
                                             (in thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------  --------------  -----------  -------- --------------------  ----------  -------- -----------------------
                                                        VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------------  --------------  -----------  -------- ---------  ---  ----  ----------  -------- -----------------------
Avnet Inc.                    Common      053807-10-3      204      3,757  SH           DEFINED                3,757
Avnet Inc.                    Common      053807-10-3    1,075     19,743  SH            SOLE                 19,743
Arrow Electronics Inc.        Common      042735-10-0    1,059     48,693  SH           DEFINED               48,693
Arrow Electronics Inc.        Common      042735-10-0    5,564    255,807  SH            SOLE                255,807
Dow Chemical  Co.             Common      260543-10-3   20,829    215,988  SH           DEFINED              215,988
Dow Chemical  Co.             Common      260543-10-3  109,412  1,134,536  SH            SOLE              1,134,536
Ethyl Corp.                   Common      297659-10-4      377     61,571  SH           DEFINED               61,571
Ethyl Corp.                   Common      297659-10-4    1,980    323,229  SH            SOLE                323,229
Guess Inc.                    Common      401617-10-5    1,214    245,982  SH           DEFINED              245,982
Guess Inc.                    Common      401617-10-5    6,381  1,292,318  SH            SOLE              1,292,318
International Business
  Machs                       Common      459200-10-1    2,547     22,184  SH           DEFINED               22,184
International Business
  Machs                       Common      459200-10-1   14,273    124,316  SH            SOLE                124,316
International Business
  Machs                       Options     459200-90-1   11,777      1,684  SH   Calls   DEFINED                1,684
International Business
  Machs                       Options     459200-90-1   75,407     10,782  SH   Calls    SOLE                 10,782
Jostens Inc.                  Common      481088-10-2      171      7,164  SH           DEFINED                7,164
Jostens Inc.                  Common      481088-10-2      899     37,636  SH            SOLE                 37,636
MGM Grand Inc.                Common      552953-10-1    1,141     36,162  SH           DEFINED               36,162
MGM Grand Inc.                Common      552953-10-1    5,992    189,838  SH            SOLE                189,838
MCI Communications Corp.      Common      552673-10-5   10,717    184,577  SH           DEFINED              184,577
MCI Communications Corp.      Common      552673-10-5   56,258    968,923  SH            SOLE                968,923
Phelps Dodge Corp.            Common      717265-10-2    1,555     27,185  SH           DEFINED               27,185
Phelps Dodge Corp.            Common      717265-10-2    8,167    142,815  SH            SOLE                142,815
Philip Morris Cos Inc.        Common      718154-10-7      630     16,001  SH           DEFINED               16,001
Philip Morris Cos Inc.        Common      718154-10-7    3,308     83,999  SH            SOLE                 83,999
PS Group Inc.                 Common      693624-10-8   14,679  1,198,270  SH            SOLE              1,198,270
Wells Fargo & Co              Common      949740-10-4   25,547     70,534  SH           DEFINED               70,534
Wells Fargo & Co              Common      949740-10-4  134,108    370,266  SH            SOLE                370,266
Wells Fargo & Co              Options     949740-90-4        0         48  SH   Calls   DEFINED                   48
Wells Fargo & Co              Options     949740-90-4        2        252  SH   Calls    SOLE                    252
COLUMN TOTALS                             Grand Total  515,273


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.